Quarterly Holdings Report
for
Fidelity Freedom® 2010 Fund
December 31, 2024
F10-NPRT3-0325
1.811322.120
Bond Funds - 62.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	54,506,482	526,532,618
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	8,689,352	64,040,527
Fidelity Series Emerging Markets Debt Fund (b)	2,121,636	16,760,922
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	604,147	5,165,453
Fidelity Series Floating Rate High Income Fund (b)	281,422	2,532,795
Fidelity Series High Income Fund (b)	2,009,187	17,299,100
Fidelity Series International Credit Fund (b)	467,370	3,855,803
Fidelity Series International Developed Markets Bond Index Fund (b)	17,699,311	153,630,021
Fidelity Series Investment Grade Bond Fund (b)	113,628,123	1,122,645,861
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,921,173	84,541,431
Fidelity Series Real Estate Income Fund (b)	324,836	3,189,890
TOTAL BOND FUNDS (Cost $2,236,918,106)		2,000,194,421

Domestic Equity Funds - 15.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	1,394,137	17,454,597
Fidelity Series Blue Chip Growth Fund (b)	2,493,114	49,463,382
Fidelity Series Commodity Strategy Fund (b)	73,873	6,364,892
Fidelity Series Growth Company Fund (b)	3,754,286	89,990,237
Fidelity Series Intrinsic Opportunities Fund (b)	1,374,287	14,608,672
Fidelity Series Large Cap Stock Fund (b)	3,842,984	88,196,492
Fidelity Series Large Cap Value Index Fund (b)	1,625,936	26,519,015
Fidelity Series Opportunistic Insights Fund (b)	2,226,470	53,858,307
Fidelity Series Small Cap Core Fund (b)	229,460	2,801,712
Fidelity Series Small Cap Discovery Fund (b)	746,483	8,121,740
Fidelity Series Small Cap Opportunities Fund (b)	1,364,844	19,967,674
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,339,260	59,447,862
Fidelity Series Value Discovery Fund (b)	3,517,275	54,517,765
TOTAL DOMESTIC EQUITY FUNDS (Cost $292,813,657)		491,312,347

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,674,866	26,261,901
Fidelity Series Emerging Markets Fund (b)	3,493,808	30,326,250
Fidelity Series Emerging Markets Opportunities Fund (b)	6,637,246	121,594,348
Fidelity Series International Growth Fund (b)	3,829,659	66,750,961
Fidelity Series International Small Cap Fund (b)	2,679,728	43,411,592
Fidelity Series International Value Fund (b)	5,643,710	67,273,025
Fidelity Series Overseas Fund (b)	5,002,859	67,238,422
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $300,896,751)		422,856,499

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $44,781,316)	4,511,237	45,022,144

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56	20,000	19,967
US Treasury Bills 0% 1/2/2025	4.52 to 4.55	210,000	210,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	4,530,000	4,518,783
US Treasury Bills 0% 1/30/2025 (d)	4.45	3,320,000	3,309,077
US Treasury Bills 0% 1/9/2025 (d)	4.58	230,000	229,812
US Treasury Bills 0% 2/6/2025 (d)	4.47 to 4.48	100,000	99,589
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,385,044)			8,387,228

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	3,158,027	3,158,658
Fidelity Series Government Money Market Fund (b)(f)	4.58	217,197,816	217,197,816
TOTAL MONEY MARKET FUNDS (Cost $220,356,474)			220,356,474

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,104,151,348)	3,188,129,113
NET OTHER ASSETS (LIABILITIES) - 0.0%	723,085
NET ASSETS - 100.0%	3,188,852,198

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	231	Mar 2025	26,189,625	(868,056)	(868,056)
ICE MSCI Emerging Markets Index Contracts (United States)	743	Mar 2025	39,891,670	(1,381,754)	(1,381,754)

TOTAL EQUITY CONTRACTS					(2,249,810)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	793	Mar 2025	86,238,750	(760,589)	(760,589)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	138	Mar 2025	14,670,047	(57,328)	(57,328)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	257	Mar 2025	29,257,844	(726,801)	(726,801)

TOTAL INTEREST RATE CONTRACTS					(1,544,718)

TOTAL PURCHASED					(3,794,528)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	207	Mar 2025	61,435,013	1,994,463	1,994,463

TOTAL FUTURES CONTRACTS					(1,800,065)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,877,972.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,132,344	63,573,189	65,546,836	181,940	(6)	(33)	3,158,658	3,158,027	0.0%
Total	5,132,344	63,573,189	65,546,836	181,940	(6)	(33)	3,158,658	3,158,027

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	526,575,622	70,861,781	76,814,945	14,537,045	206,787	5,703,373	526,532,618	54,506,482
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	84,875,073	2,461,141	21,480,356	2,425,677	(5,806,691)	3,991,360	64,040,527	8,689,352
Fidelity Series All-Sector Equity Fund	17,050,359	2,109,818	2,715,731	1,132,086	332,313	677,838	17,454,597	1,394,137
Fidelity Series Blue Chip Growth Fund	47,412,366	9,357,559	12,322,051	4,337,988	2,648,985	2,366,523	49,463,382	2,493,114
Fidelity Series Canada Fund	31,721,603	2,374,942	8,842,083	782,403	2,711,414	(1,703,975)	26,261,901	1,674,866
Fidelity Series Commodity Strategy Fund	22,942,578	7,747,348	23,211,659	797,380	(11,874,241)	10,760,866	6,364,892	73,873
Fidelity Series Emerging Markets Debt Fund	18,426,814	763,332	2,537,537	739,944	(368,132)	476,445	16,760,922	2,121,636
Fidelity Series Emerging Markets Debt Local Currency Fund	5,948,163	244,789	783,326	238,799	(70,481)	(173,692)	5,165,453	604,147
Fidelity Series Emerging Markets Fund	44,381,869	9,282,066	24,009,164	843,438	1,223,711	(552,232)	30,326,250	3,493,808
Fidelity Series Emerging Markets Opportunities Fund	178,143,358	4,731,186	68,030,217	2,497,495	13,875,849	(7,125,828)	121,594,348	6,637,246
Fidelity Series Floating Rate High Income Fund	2,807,661	187,419	446,871	183,172	(24,816)	9,402	2,532,795	281,422
Fidelity Series Government Money Market Fund	227,060,493	33,845,673	43,708,350	8,680,430	-	-	217,197,816	217,197,816
Fidelity Series Growth Company Fund	88,599,721	20,589,391	24,689,533	10,558,062	5,594,841	(104,183)	89,990,237	3,754,286
Fidelity Series High Income Fund	18,831,117	928,013	2,785,470	919,659	(155,304)	480,744	17,299,100	2,009,187
Fidelity Series International Credit Fund	3,726,585	182,367	95,758	182,367	7,043	35,566	3,855,803	467,370
Fidelity Series International Developed Markets Bond Index Fund	135,290,313	38,701,636	18,976,290	5,097,937	(882,829)	(502,809)	153,630,021	17,699,311
Fidelity Series International Growth Fund	89,576,341	8,558,648	27,055,531	2,767,668	9,939,675	(14,268,172)	66,750,961	3,829,659
Fidelity Series International Small Cap Fund	52,667,778	4,093,418	10,270,139	4,069,060	2,238,630	(5,318,095)	43,411,592	2,679,728
Fidelity Series International Value Fund	90,007,442	5,630,600	25,208,396	3,031,723	7,971,046	(11,127,667)	67,273,025	5,643,710
Fidelity Series Intrinsic Opportunities Fund	16,694,268	2,684,769	3,153,116	1,761,115	250,710	(1,867,959)	14,608,672	1,374,287
Fidelity Series Investment Grade Bond Fund	1,243,988,890	63,987,887	178,494,228	39,273,758	(13,363,489)	6,526,801	1,122,645,861	113,628,123
Fidelity Series Large Cap Stock Fund	83,609,448	16,749,328	16,349,584	6,674,463	1,877,337	2,309,963	88,196,492	3,842,984
Fidelity Series Large Cap Value Index Fund	26,238,121	5,221,085	5,495,282	778,279	540,013	15,078	26,519,015	1,625,936
Fidelity Series Long-Term Treasury Bond Index Fund	124,805,096	5,244,080	40,005,121	2,660,374	(18,294,392)	12,791,768	84,541,431	15,921,173
Fidelity Series Opportunistic Insights Fund	52,750,485	9,016,370	12,043,578	3,416,600	3,746,932	388,098	53,858,307	2,226,470
Fidelity Series Overseas Fund	89,818,009	5,123,529	24,867,808	1,492,466	6,702,847	(9,538,155)	67,238,422	5,002,859
Fidelity Series Real Estate Income Fund	3,437,905	175,850	476,997	172,791	3,725	49,407	3,189,890	324,836
Fidelity Series Short-Term Credit Fund	48,945,195	2,703,791	7,278,271	1,496,935	45,194	606,235	45,022,144	4,511,237
Fidelity Series Small Cap Core Fund	1,984,885	1,152,243	369,755	32,874	10,758	23,581	2,801,712	229,460
Fidelity Series Small Cap Discovery Fund	7,174,961	3,148,940	1,097,926	726,559	26,192	(1,130,427)	8,121,740	746,483
Fidelity Series Small Cap Opportunities Fund	24,462,508	4,426,485	8,166,945	2,014,490	1,686,490	(2,440,864)	19,967,674	1,364,844
Fidelity Series Stock Selector Large Cap Value Fund	58,544,758	16,585,861	14,564,233	5,509,194	1,075,705	(2,194,229)	59,447,862	4,339,260
Fidelity Series Value Discovery Fund	52,170,550	15,789,685	12,420,927	2,134,100	832,937	(1,854,480)	54,517,765	3,517,275
	3,520,670,335	374,661,030	718,767,178	131,966,331	12,708,759	(12,689,719)	3,176,583,227	493,906,377

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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